INCOME TAXES - Tax Credits and Other Tax Benefits (Details) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 745
Basque Country in Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	89
Unrecognized	569
Total	658
Basque Country in Spain | Tax Year 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
Basque Country in Spain | Tax Year 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
Basque Country in Spain | Tax Year 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	2
Total	2
Basque Country in Spain | Tax Year 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
Basque Country in Spain | Tax Year 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
Basque Country in Spain | Tax Year 2026 Through 2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	89
Unrecognized	563
Total	$ 652